Taxation - Additional Information (Detail) - GBP (£)			12 Months Ended
	Apr. 01, 2020	Apr. 01, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Income Tax Expense [Line Items]
Approximate percentage of provision under tax authority examination			80.00%
Provision for tax uncertainties included in current tax liabilities			£ 240,000,000	£ 281,000,000
Additional amount required for tax settlement			£ 471,000,000
Corporation tax		19.00%	17.00%	17.00%	19.00%
Deferred tax credit specific item recognised				£ 63,000,000
Unused tax losses for which no deferred tax asset recognised			£ 4,100,000,000	4,500,000,000
Retained profit (loss)			1,759,000,000	(650,000,000)	£ (430,000,000)
UK [Member]
Disclosure Of Income Tax Expense [Line Items]
Unused tax losses for which no deferred tax asset recognised			16,900,000,000	17,000,000,000
Additional tax that would be incurred if earnings were to be repatriated			23,000,000	26,200,000
Non-United Kingdom [Member]
Disclosure Of Income Tax Expense [Line Items]
Deferred tax liability			0
Retained profit (loss)			2,400,000,000	£ 3,500,000,000
European Union [Member]
Disclosure Of Income Tax Expense [Line Items]
Retained profit (loss)			940,000,000
Additional income tax			23,900,000
Events After Reporting Period [Member]
Disclosure Of Income Tax Expense [Line Items]
Corporation tax	17.00%
EE [Member]
Disclosure Of Income Tax Expense [Line Items]
Deferred tax asset on historical tax losses			92,000,000
Additional amount required for tax settlement			£ 382,000,000